WIRELESS MAINGATE AB Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Jan. 16, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 154,114	$ 156,488		$ 103,966
Wireless Maingate [Member]
Business Acquisition [Line Items]
Cash			$ 3,139
Accounts receivable			2,795
Prepaid and other assets			270
Inventory			75
Property and equipment			275
Identifiable intangible assets			50,231
Goodwill			45,593
Total Assets Acquired			102,378
Accounts payable and accrued liabilities			4,437
Deferred revenue			172
Deferred income tax			6,181
Fair value of net assets acquired			$ 91,588